COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Commitments

The following table summarizes REE’s contractual obligations and other commitments for cash expenditures as of December 31, 2022, and the years in which these obligations are due. Certain obligations are reflected in our balance sheet, while other are disclosed as future obligations. This table is not meant to represent a forecast of our total cash expenditures for any of the periods presented.

Purchase commitments
2023	$2,569
2024	—
2025	—
2026	—
2027 and thereafter	—
Total	$2,569

Open purchase orders that are cancellable are not considered unconditional purchase obligations for financial reporting purposes and are not included in the table above. Such purchase orders often represent authorizations to purchase rather than binding agreements.

In addition, REE enters into agreements in the normal course of business with vendors to perform various services, which are generally cancellable upon written notice. These payments are not included in this table of contractual obligations.

Guarantee

A short-term guarantee in the amount of approximately $162 was issued by a bank to secure the Company’s office rent and credit cards payments. A long-term guarantee in the amount of approximately $3,001 were recorded within Long-term restricted cash to secure the Company’s office and manufacturing locations.

Royalty bearing grants

The Company’s research and development efforts have been partially financed through grants from the IIA for the technology related to the Softwheel segment. Under the research and development agreements with the IIA and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3-5% on sales of products developed with funds provided by the IIA. Such royalties are due up to an amount equal to 100% of the IIA grants received, linked to the U.S. dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the grant was approved) applicable to U.S. dollar deposits. If the Company returns to production of these products outside of Israel and generates sales, the ceiling will increase based on the percentage of production that is outside of Israel, up to a maximum of 300% of the IIA grants, linked to the dollar and bearing interest as noted above. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

For the years ended December 31, 2022, 2021, and 2020, the Company had an aggregate of paid and accrued royalties to the IIA, recorded as cost of revenue in the consolidated statements of comprehensive loss in the amount of zero, zero, and $27, respectively.

As of December 31, 2022, the Company’s remaining contingent obligation with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, were $727.
NOTE 9. COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

In 2018, the Company signed a research and development agreement with the Israel-United States Binational Industrial Research and Development Foundation (“BIRD”). Under this agreement, the Company is required to pay royalties at a rate of 5% of the sales of products developed with funds provided by BIRD up to an amount equal to 150% of the aggregate dollar amount of the grants received linked to the U.S. consumer price index. For the years ended December 31, 2022, 2021, and 2020, the Company had $0, $0, and $0 accrued royalties to BIRD recorded as cost of revenue in the consolidated statements of comprehensive loss.

As of December 31, 2022, the BIRD contingent liability with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled $433.

Legal proceedings

On December 16, 2022, a lawsuit was filed to the court in Texas, Austin Division, against REE and its US subsidiaries (in this section, the “Group”), by OSR Group alleging that the Group stole OSR Group’s trade secrets. The OSR Group requested the court to grant them the following: (a) a request for an injunction pertaining to the use of such trade secrets; (b) affirmative action to protect the OSR Group’s alleged trade secrets; (c) the establishment of a constructive trust to transfer all the relevant Group’s legal title and intellectual property to the OSR Group; (d) an award to the OSR Group of monetary damages in an amount of no less than USD 2.6 billion together with exemplary damages in an amount of no less than USD 5.2 billion, such amounts to be determined in the trial, plus interest; (e) an award to the OSR Group for all of its expenses relating to the action; (f) an award to the OSR Group of pre-judgment interest on all damages; and (g) an award of other relief as the court deem fit. REE believes that the lawsuit is without merit and is defending itself vigorously. Given the uncertainty of litigation and the preliminary stage of the lawsuit, the Company cannot estimate the reasonably possible loss or range of loss that may result from this lawsuit. . As of December 31, 2022, the Company did not record a loss contingency.
Notwithstanding the foregoing, from time to time, REE may become involved in actions, claims, suits, and other legal proceedings, such as requests to disclose information before initiating derivative cases, arising in the ordinary course of our business, including but not limited to claims related to employment, intellectual property and shareholder matters.